Net Defined Benefit Liability (Asset) - Summary Of Fair Value Of Plan Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [abstract]
Cash and due from banks	₩ 1,591,458	₩ 1,564,101
Return on plan assets, net defined benefit liability (asset)	25,905	₩ 26,868
Estimate of contributions expected to be paid to plan	₩ 162,374